Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—7.3%
Biotechnology—2.9%
Abcuro, Inc. Series B	532,816	$1,082,256
Abcuro, Inc. Series C1	117,926	712,120
Arbor Biotechnologies, Inc. Series B, 8.00%	82,076	1,359,999
Arbor Biotechnologies, Inc. Series C, 8.00%	827,250	3,399,997
Atalanta Therapeutics, Inc. Series B	1,777,778	1,742,222
Atalanta Therapeutics, Inc. Series B2	2,461,538	1,600,000
Aviceda Therapeutics Series C	86,599	498,793
Glycomine, Inc. Series C, 8.00%	7,107,218	4,264,331
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	6,900,000
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	2,049,526
Incendia Therapeutics, Inc. Series A	1,769,383	641,755
Infinant Health, Inc. Series A1	5,954,188	1,891,765
Priothera Co. Ltd. Series A, 6.00%(d)	346,666	40
Quell Therapeutics Ltd. Series B(e)	1,798,941	3,739,998
Recode Therapeutics, Inc. Series B, 5.00%	331,413	1,024,663
Seismic Therapeutics, Inc. Series B	647,722	2,924,983
Third Arc Bio, Inc. Series A, 8.00%	2,409,466	5,069,998
		38,902,446
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—4.4%
Biotheryx, Inc. Series E, 8.00%	1,295,238	523,535
Crystalys Therapeutics, Inc. Series A	3,880,820	3,888,000
Curasen Therapeutics, Inc. Series A(d)	21,114,774	10,124,534
Curasen Therapeutics, Inc. Series B(d)	3,219,587	1,543,792
Endeavor Biomedicine, Inc. Series B, 8.00%	657,322	3,099,996
Endeavor Biomedicine, Inc. Series C, 8.00%	121,377	791,936
Engrail Therapeutics, Inc. Series B, 8.00%	4,768,649	2,284,183
HiberCell, Inc. Series B	2,773,472	548,870
HiberCell, Inc. Series C	1,529,261	708,965
Nuvig Therapeutics, Inc. Series B	2,445,513	2,564,610
Qlaris Bio, Inc. Series B(d)	4,394,904	3,450,000
VeraDermics, Inc. Series C	249,839	30,715,207
		60,243,628
Total Convertible Preferred Stocks		99,146,116
Convertible Notes(a),(c)—0.5%
Biotechnology—0.3%
Hotspot Therapeutics, Inc., 6.00%, 04/12/28	$720,872	720,872
Incendia Therapeutics, Inc., 8.00%, 09/09/26	1,569,230	1,569,230
Incendia Therapeutics, Inc., 10.00%, 09/09/26	547,370	547,370
HiberCell, Inc., 10.00%, 02/28/27	680,000	680,000
Incendia Therapeutics, Inc., 10.00%, 09/09/26	148,322	148,322
		3,665,794
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc., 8.00%, 03/23/27	161,370	161,370
Pharmaceuticals—0.2%
HiberCell, Inc., 10.00%, 02/28/27	439,002	439,002
Curasen Therapeutics, Inc., 8.00%, 08/31/26(d)	1,029,195	1,029,195
	Shares or Principal Amount	Value

Qlaris Bio, Inc., 8.00%, 04/30/27(d)	$426,415	$426,415
Curasen Therapeutics, Inc., 8.00%, 08/31/26(d)	420,994	420,994
HiberCell, Inc., 10.00%, 02/28/27	680,000	680,000
Qlaris Bio, Inc., 8.00%, 12/12/27(d)	288,298	288,298
		3,283,904
Total Convertible Notes		7,111,068
Common Stocks—87.1%
Biotechnology—46.8%
Abivax SA, ADR(b)	187,632	25,003,840
Alkermes PLC(b),(e)	69,693	3,651,565
Allogene Therapeutics, Inc.(b)	2,270,000	4,721,600
Amgen, Inc.	55,824	20,214,987
Arcus Biosciences, Inc.(b)	226,769	6,991,288
Arcutis Biotherapeutics, Inc.(b)	364,356	9,553,414
Argenx SE, ADR(b)	36,476	33,841,338
Arrowhead Pharmaceuticals, Inc.(b)	147,490	12,021,910
ARS Pharmaceuticals, Inc.(b)	1,574,583	12,612,410
Ascendis Pharma AS(b)	16,937	4,517,437
Assembly Biosciences, Inc.(b)	129,708	3,564,376
BioCryst Pharmaceuticals, Inc.(b)	2,323,964	23,239,640
Chinook Therapeutics, Inc. CVR(a),(b),(c)	91,800	29,376
Cogent Biosciences, Inc.(b)	267,937	10,369,162
Corbus Pharmaceuticals Holdings, Inc.(b)	778,031	7,297,931
Cytokinetics, Inc.(b)	61,822	5,266,616
Denali Therapeutics, Inc.(b)	744,287	19,143,062
Disc Medicine, Inc.(b)	144,554	10,572,680
Dyne Therapeutics, Inc.(b)	739,587	16,426,227
Evommune, Inc.(b)	121,035	1,608,555
GRAIL, Inc.(b),(f)	151,885	10,369,189
Hemab Therapeutics Holdings, Inc.(b)	18,241	669,992
Ideaya Biosciences, Inc.(b)	338,878	12,629,983
Immunic, Inc.(b)	473,877	7,283,489
Immunovant, Inc.(b)	519,819	20,028,626
Insmed, Inc.(b)	357,466	38,113,025
Ionis Pharmaceuticals, Inc.(b)	170,945	13,554,229
Jade Biosciences, Inc.(b)	398,146	8,846,804
Kailera Therapeutics, Inc.(b)	49,509	1,090,683
Krystal Biotech, Inc.(b)	15,104	5,613,704
Mineralys Therapeutics, Inc.(b)	314,117	8,474,877
Newamsterdam Pharma Co. NV(b)	476,416	16,145,738
Odyssey Therapeutics, Inc.(b)	57,750	1,080,502
Oruka Therapeutics, Inc.(b)	273,474	26,026,521
Palvella Therapeutics, Inc.(b)	79,433	12,138,951
Praxis Precision Medicines, Inc.(b)	59,398	19,885,856
Regeneron Pharmaceuticals, Inc.(b)	11,310	7,052,237
Relay Therapeutics, Inc.(b)	185,608	3,472,726
Revolution Medicines, Inc.(b)	83,270	15,594,806
Rhythm Pharmaceuticals, Inc.(b)	56,806	6,307,170
Sarepta Therapeutics, Inc.(b)	844,819	15,181,397
Sera Prognostics, Inc., Class A(b)	1,386,118	2,522,735
Sionna Therapeutics, Inc.(b)	201,736	8,874,367
Skyhawk Therapeutics, Inc.(b)	91,681	3,160,244
Summit Therapeutics, Inc.(b)	1,062,820	15,485,287
Taysha Gene Therapies, Inc.(b)	830,500	5,655,705
Tectonic Therapeutic, Inc.(b)	770,940	26,501,062
uniQure NV(b),(e)	1,149,895	52,964,164
Vaxcyte, Inc.(b)	206,804	12,021,517
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2026
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Biotechnology (continued)
Vericel Corp.(b)	280,492	$12,479,089
Vertex Pharmaceuticals, Inc.(b)	6,786	3,370,810
Xenon Pharmaceuticals, Inc.(b)	237,877	14,358,256
		637,601,155
Health Care Equipment & Supplies—8.0%
Abbott Laboratories	273,941	24,857,406
Becton Dickinson & Co.	16,251	2,459,264
Boston Scientific Corp.(b)	324,146	13,834,551
Dexcom, Inc.(b)	94,617	6,372,455
Inspire Medical Systems, Inc.(b)	148,026	6,603,440
InspireMD, Inc.(b)	1,743,519	1,220,638
Insulet Corp.(b)	92,541	14,089,367
Intuitive Surgical, Inc.(b)	41,349	16,443,670
Medtronic PLC(e)	211,663	16,558,397
Mobia Medical, Inc.(b)	243,860	3,267,724
Tandem Diabetes Care, Inc.(b)	249,426	3,763,838
Willow Laboratories, Inc.(a),(b),(c)	160,000	16
		109,470,766
Health Care Providers & Services—8.7%
Acadia Healthcare Co., Inc.(b)	169,720	5,011,831
CVS Health Corp.	154,920	16,026,474
Elevance Health, Inc.	35,082	13,567,262
GeneDx Holdings Corp.(b),(f)	157,318	10,799,881
Humana, Inc.	55,623	22,094,568
McKesson Corp.	6,427	4,856,241
Molina Healthcare, Inc.(b)	44,760	10,236,612
NeoGenomics, Inc.(b)	861,891	12,574,990
Tenet Healthcare Corp.(b)	8,128	1,520,586
UnitedHealth Group, Inc.	53,414	22,200,461
		118,888,906
Life Sciences Tools & Services—9.1%
Adaptive Biotechnologies Corp.(b)	574,345	12,319,700
Charles River Laboratories International, Inc.(b)	58,698	13,312,120
Codexis, Inc.(b)	4,435,079	10,023,279
Danaher Corp.	86,804	16,534,426
ICON PLC(b)	35,763	6,212,391
IQVIA Holdings, Inc.(b)	33,670	6,505,717
Personalis, Inc.(b),(f)	2,204,516	29,540,514
Tempus AI, Inc., Class A(b)	171,015	9,906,899
Thermo Fisher Scientific, Inc.	28,689	14,383,517
Waters Corp.(b)	13,246	4,967,780
		123,706,343
Pharmaceuticals—14.5%
AgomAb Therapeutics NV, ADR(b)	363,500	4,718,230
Amylyx Pharmaceuticals, Inc.(b)	451,894	8,116,016
Avalyn Pharma, Inc.(b)	23,511	773,982
Axsome Therapeutics, Inc.(b)	34,782	8,513,590
Crinetics Pharmaceuticals, Inc.(b)	508,242	19,018,416
Definium Therapeutics, Inc.(b)	95,455	4,490,203
Edgewise Therapeutics, Inc.(b)	383,924	15,598,832
Eloxx Pharmaceuticals, Inc.(b)	269,100	3,735,108
Eloxx Pharmaceuticals, Inc.(b)	336,398	4,669,204
EyePoint, Inc.(b)	1,220,913	17,459,056
	Shares or Principal Amount	Value

Fusion Pharmaceuticals, Inc. CVR(a),(b),(c),(e)	7,593	$10,478
Jazz Pharmaceuticals PLC(b)	46,565	11,220,768
LENZ Therapeutics, Inc.(b)	1,047,183	5,948,000
Maze Therapeutics, Inc.(b)	161,414	4,816,594
Oculis Holding AG(b),(e)	728,817	10,108,692
Oculis Holding AG(b),(e)	21,152	293,378
Seaport Therapeutics, Inc.(b)	109,862	2,386,203
SpyGlass Pharma, Inc.(b)	214,473	4,774,169
Structure Therapeutics, Inc., ADR(b)	301,239	16,167,497
VeraDermics, Inc.(b)	378,002	46,471,566
WaVe Life Sciences Ltd.(b)	605,239	3,516,439
Zoetis, Inc.	62,990	4,526,461
		197,332,882
Total Common Stocks		1,187,000,052
Warrants(b)—2.7%
Biotechnology—2.7%
Immunic, Inc.	524,725	8,065,015
Immunic, Inc., Series B(expiration date 6/30/2030, exercise price $0.75)(a)	524,725	6,210,167
Immunic, Inc.	884,746	13,598,551
Immunic, Inc., Series C(expiration date 1/31/2027, exercise price $0.87)(a)	884,746	8,127,987
		36,001,720
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc.(expiration date 9/23/2035, exercise price $0.01)(a),(c)	161,371	0
Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc., Series C(expiration date 09/15/28, exercise price $0.46)	1,529,261	2
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	5,487,525	5
HiberCell, Inc.(expiration date 01/09/36, exercise price $0.08)	8,500,000	0
		7
Total Warrants		36,001,727
Short-Term Investment—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(g)	12,638,668	12,638,668
Total Short-Term Investment		12,638,668
Total Investments Before Milestone Interests—98.5% (Cost $1,000,701,638)		1,341,897,631
	Interests	Value
Milestone Interests(a),(b),(c)—1.5%
Biotechnology—0.1%
Amphivena Milestone Interest	1	$0
Invetx, Inc. Milestone Interest	1	1,591,247
		1,591,247
Pharmaceuticals—1.4%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	2,524,209
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn Healthcare Investors

	Interests	Value
Milestone Interests(a),(b),(c) (continued)
Pharmaceuticals (continued)
Ethismos Research Milestone Interest	1	$0
Neurovance Milestone Interest	1	16,424,401
		18,948,610
Total Milestone Interests		20,539,857
Total Investments (Cost $1,007,432,677)—100.0%		1,362,437,488
Liabilities in Excess of Other Assets—(0.0%)		(102,802)
Net Assets—100.0%		$1,362,334,686

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(e)	Foreign security.
(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2026.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—(0.1)%
Call Options Written—(0.1)%
GENEDX HOLDINGS Corp. SEP26 75 CALL	200	(1,500,000)	(171,000)
GRAIL, Inc. OCT26 115 CALL	300	(3,450,000)	(74,250)
PERSONALIS, Inc. OCT26 12.5 CALL	2,000	(2,500,000)	(635,000)
Total Call Options Written (Premiums received $(297,511))			(880,250)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and

4

Notes to Portfolio of Investments  (concluded)
June 30, 2026 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The unobservable inputs disclosed represent the inputs that had the most significant impact on the determination of fair value and reflect management’s assessment of the key assumptions used in the valuation of the security. These inputs were selected after consideration of a range of available information relevant to the issuer and the security, including information obtained from the issuer (such as analysis of financial statements, products, intended markets, or technologies), and other factors deemed relevant to the valuation. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

5